Staff costs	12 Months Ended
Dec. 31, 2020
31. Staff costs
Staff costs

31 Staff costs

Accounting for staff costs

The Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.

Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.

Performance costs – recognised to the extent that the Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.

Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.

The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 32 and Note 33 respectively.

	2020	2019	2018
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,090	1,058	1,131
Deferred bonus	490	432	518
Total incentive awards granted	1,580	1,490	1,649

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(335)	(293)	(359)
Add: current year charges for deferred bonuses from previous years	293	308	299
Other differences between incentive awards granted and income statement charge	(34)	(48)	(33)
Income statement charge for performance costs	1,504	1,457	1,556

Other income statement charges:
Salaries	4,322	4,332	4,200
Social security costs	613	573	558
Post-retirement benefits[a]	519	501	619
Other compensation costs	479	480	413
Total compensation costs[b]	7,437	7,343	7,346

Other resourcing costs:
Outsourcing	342	433	594
Redundancy and restructuring	102	132	133
Temporary staff costs	102	256	386
Other	114	151	170
Total other resourcing costs	660	972	1,283

Total staff costs	8,097	8,315	8,629

Notes

a Post-retirement benefits charge includes £279m (2019: £270m; 2018: £236m) in respect of defined contribution schemes and £240m (2019: £231m; 2018: £383m) in respect of defined benefit schemes.

b £451m (2019: £439m; 2018: £296m) of Group compensation was capitalised as internally generated software.